OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Schedule of other financial assets, current

a.1 Time deposits

Placement	Maturity	Institution	Currency	Principal	Annual rat	12.31.2017
				ThCh$	%	ThCh$
08-09-2017	02-12-2018	Banco Santander - Chile	Unidad de fomento	7,000,000	1.04%	7,082,167
09-25-2017	02-26-2018	BCI	Unidad de fomento	1,500,000	1.36%	1,516,454
09-25-2017	05-28-2018	Banco Santander - Chile	Unidad de fomento	5,000,000	0.94%	5,049,376
06-13-2017	03-15-2018	Vatorantim	Brazilian reais	20,013	8.82%	21,145

Subtotal						13,669,142

a.2 Rights in Forward Contracts

Rights in Forward Contracts — Forward (see details in Note 20)						469,019

Subtotal						469,019

Total other Financial Assets, current						14,138,161

Placement	Maturity	Institution	Currency	Principal	Annual rate	12.31.2016
				ThCh$	%	ThCh$
01-15-2016	01-04-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	1.35%	5,207,907
02-25-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	6,000,000	1.09%	6,209,086
04-22-2016	02-13-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	1.25%	5,135,282
06-24-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	1.11%	5,088,450
08-31-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	7,000,000	1.50%	7,072,864
08-31-2016	01-09-2017	Banco HSBC - Chile	Unidad de fomento	3,000,000	1.24%	3,028,570
10-19-2016	02-24-2017	Banco HSBC - Chile	Unidad de fomento	2,000,000	2.30%	2,017,503
11-09-2016	02-13-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	3.48%	5,038,755
11-24-2016	05-08-2017	Banco HSBC - Chile	Unidad de fomento	10,000,000	2.85%	10,046,439
11-24-2016	05-08-2017	Banco HSBC - Chile	Unidad de fomento	5,000,000	2.85%	5,023,219
03-15-2016	03-15-2017	Banco Votoratim - Brazil	Brazilian reais	19,926	8.82%	21,632

Subtotal						53,889,707

a.2 Rights in Forward Contracts
Rights in Forward Contracts (see details in Note 20)						4,678,343

a.3 Funds in Guaranty
Funds in guaranty for Rofex derivative operations — Argentina (1)						1,584,577

Total other Financial Assets, current						60,152,627

(1) Corresponds to funds that must be restricted in accordance with the partial results of derivative operations in Argentina.

Schedule of other financial assets, non current

b.1 Rights in forward contracts

12.31.2017
ThCh$

Rights in forward contracts (see note 20)	61,898,833

Sub total	61,898,833

b.2 Rights in other companies

12.31.2017
ThCh$
Rights in Ades (*) manufacturing companies	14,153,111
Increase (decrease) in foreign currency exchange	(1,792,859)
Subtotal	12,360,252
Total Other Financial Assets, non-current	74,259,085

(*) On December 27, 2016, Coca-Cola Andina confirmed to The Coca-Cola Company its decision to participate in the “AdeS” business and commercialize said products in all its franchise territories,  As a result, the operation materialized on March 28, 2017, and pursuant to the agreements, implied a disbursement of US$39 million, ThCh$14,153,111 were allocated to the purchase of rights in the manufacturing company “AdeS” and ThCh$11,923,449 were allocated to distribution rights of the “AdeS” products.  The rights in the acquired companies are distributed as follows:

•	Purchase of 13.0% interest in the Argentine company Alimentos de Soya S.A. for ThCh$9,661,283.
•	Purchase of 8.5% interest in the Brazilian company UBI 3 Participações Ltda. for ThCh$4,491,828.

12.31.2016
ThCh$
Derivative futures contracts
Derivative futures contracts (see note 20)	80,180,880

Total other non-current financial assets	80,180,880